Average Annual Total Returns{- Software and IT Services Portfolio} - 02.28 Select Portfolios: Group 7 Information Technology Sector Combo PRO-21 - Software and IT Services Portfolio	Software and IT Services Portfolio-Default Return Before Taxes Past 1 year	Software and IT Services Portfolio-Default Return Before Taxes Past 5 years	Software and IT Services Portfolio-Default Return Before Taxes Past 10 years	Software and IT Services Portfolio-Default After Taxes on Distributions Past 1 year	Software and IT Services Portfolio-Default After Taxes on Distributions Past 5 years	Software and IT Services Portfolio-Default After Taxes on Distributions Past 10 years	Software and IT Services Portfolio-Default After Taxes on Distributions and Sales Past 1 year	Software and IT Services Portfolio-Default After Taxes on Distributions and Sales Past 5 years	Software and IT Services Portfolio-Default After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1524 Past 1 year	F1524 Past 5 years	F1524 Past 10 years
Total	45.37%	26.30%	21.49%	43.00%	23.98%	19.07%	27.53%	20.83%	17.27%	18.40%	15.22%	13.88%	39.76%	24.95%	20.48%